FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative (Details)															1 Months Ended	12 Months Ended
	Feb. 10, 2020 USD ($)	Feb. 05, 2020 USD ($)	Dec. 27, 2019 USD ($)	Dec. 11, 2019 USD ($)	Dec. 11, 2019 EUR (€)	Dec. 09, 2019 USD ($)	Nov. 27, 2019 USD ($)	Aug. 30, 2019 USD ($)	Jun. 12, 2019 extension_options	Mar. 25, 2019 USD ($)	Mar. 25, 2019 EUR (€)	Dec. 18, 2018	Nov. 29, 2018 USD ($)	Nov. 20, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 30, 2020 USD ($)	Jan. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 ZAR (R)	Dec. 20, 2019 EUR (€)	Dec. 11, 2019 EUR (€)	Nov. 19, 2019 USD ($)	Nov. 19, 2019 EUR (€)	Jul. 31, 2019 USD ($)	Jul. 16, 2019 USD ($)	Jul. 04, 2019 USD ($)	Jul. 04, 2019 EUR (€)	Jul. 01, 2019 USD ($)	Jul. 01, 2019 EUR (€)	Apr. 26, 2019 EUR (€)	Mar. 11, 2019 USD ($)	Jan. 17, 2019 USD ($)	Jan. 17, 2019 EUR (€)	Dec. 21, 2018 EUR (€)	Dec. 19, 2018 USD ($)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)	May 23, 2016 USD ($)	Apr. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Oct. 26, 2012 USD ($)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings																$ 3,299,000,000	$ 798,000,000	$ 2,691,000,000
Borrowings																14,340,000,000
Proceeds from current borrowings																600,000,000	2,319,000,000	1,859,000,000
Repayments of current borrowings																1,811,000,000	2,871,000,000	$ 2,102,000,000
Gains on hedges of net investments in foreign operations, net of tax																109,000,000
€300 million Term Loan, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €																																	€ 300,000,000
Borrowings																337,000,000					€ 300,000,000
5.5 billion Revolving Credit Facility, Due in 2023-2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity																5,500,000,000																						$ 5,500,000,000					$ 5,500,000,000
Undrawn borrowing facilities																5,500,000,000
Borrowings																0	0
5.5 billion Revolving Credit Facility, Due in 2023
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity							$ 5,500,000,000
5.4 billion Revolving Credit Facility, Due in 2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity							$ 5,400,000,000
Extension term							1 year
2010 Revolving Multi-currency Letter of Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity																																												$ 350,000,000	$ 450,000,000	$ 500,000,000
Revolving Multi-currency Letter of Credit Facility, Due in 2022
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity																											$ 350,000,000
Euro Medium Term Notes Program
Disclosure of detailed information about borrowings [line items]
Notional amount | €																														€ 10,000,000,000						€ 10,000,000,000
€750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount																					750,000,000														$ 854,000,000	€ 750,000,000
Borrowings, interest rate																																			2.25%	2.25%
750 million Unsecured Notes, Due in 2026
Disclosure of detailed information about borrowings [line items]
Notional amount																750,000,000																		$ 750,000,000
Borrowings, interest rate																																		4.55%
Borrowings																745,000,000	0
7.0 billion Term Facility, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 7,000,000,000		7,000,000,000.0
Repayments of bonds, notes and debentures																1,000,000,000
Borrowings																0	1,000,000,000
Debt instrument, term														1 year
Debt instrument, term, option to extend														6 months
Proceeds from current borrowings						$ 2,571,000,000							$ 1,000,000,000
Number of possible extensions | extension_options									1
Repayments of current borrowings															$ 1,000,000,000
€750 million Unsecured Notes, Due in 2019
Disclosure of detailed information about borrowings [line items]
Notional amount | €																					750,000,000
Repayments of bonds, notes and debentures										$ 854,000,000	€ 750,000,000
Borrowings																0	858,000,000
€250 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount																					250,000,000								$ 285,000,000	€ 250,000,000
750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount																750,000,000												$ 750,000,000
Borrowings, interest rate																												3.60%
Borrowings																746,000,000	0
500 million Unsecured Notes, Due in 2029
Disclosure of detailed information about borrowings [line items]
Notional amount																500,000,000												$ 500,000,000
Borrowings, interest rate																												4.25%
Borrowings																493,000,000	0
500 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 500,000,000								500,000,000
Borrowings, interest rate								5.125%
Extinguishment of debt, amount								$ 324,000,000
Borrowings																0	324,000,000
1.0 billion Unsecured Bonds, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,000,000,000								1,000,000,000.0
Borrowings, interest rate								5.25%
Extinguishment of debt, amount								$ 626,000,000
Borrowings																0	623,000,000
500 million Unsecured Notes and 1.0 billion Unsecured Bonds, Due in 2020
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings								$ 981,000,000
€750 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount																					750,000,000				$ 830,000,000	€ 750,000,000
Borrowings, interest rate																									1.00%	1.00%
Borrowings																838,000,000	0
€750 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount																					750,000,000				$ 830,000,000	€ 750,000,000
Borrowings, interest rate																									1.75%	1.75%
Borrowings																834,000,000	0
€600 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €																					600,000,000
Borrowings, interest rate				2.875%																				2.875%
Extinguishment of debt, amount				$ 352,000,000	€ 318,000,000
Repayments of non-current borrowings				363,000,000	328,000,000
Borrowings				$ 312,000,000												316,000,000	685,000,000							€ 282,000,000
€500 million Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €																					500,000,000
Borrowings, interest rate				3.00%																				3.00%
Extinguishment of debt, amount				$ 238,000,000	214,000,000
Repayments of non-current borrowings				252,000,000	€ 227,000,000
Borrowings				$ 316,000,000												320,000,000	570,000,000							€ 286,000,000
1.5 billion Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount																1,500,000,000.0
Borrowings, interest rate			5.50%
Extinguishment of debt, amount			$ 756,000,000
Repayments of non-current borrowings			$ 800,000,000
Borrowings																0	754,000,000
1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount																1,100,000,000.0
Borrowings																657,000,000	656,000,000
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings																344,000,000	401,000,000				306,000,000
Amount of potential borrowings | €																																									€ 350,000,000
€235 million Facility Agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | €																																					€ 235,000,000
Borrowings																142,000,000					126,000,000
Installment period												8 years 6 months
€125 million Bilateral Term Loan, Due in 2022
Disclosure of detailed information about borrowings [line items]
Borrowings																$ 142,000,000					€ 125,000,000
€450 million Variable Rate Loan
Disclosure of detailed information about borrowings [line items]
Notional amount																															$ 512,000,000	€ 450,000,000
€100 million Bilateral Term Loan, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €																							€ 100,000,000
1 Billion Senior Secured Asset-Based Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity																																										$ 1,000,000,000
Fixed interest rate | €750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																2.25%					2.25%	2.25%													2.25%	2.25%
Fixed interest rate | 750 million Unsecured Notes, Due in 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																4.55%					4.55%	4.55%
Fixed interest rate | €750 million Unsecured Notes, Due in 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																3.00%					3.00%	3.00%
Fixed interest rate | €250 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																2.25%					2.25%	2.25%							2.25%	2.25%
Fixed interest rate | 750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																3.60%					3.60%	3.60%
Fixed interest rate | 500 million Unsecured Notes, Due in 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																4.25%					4.25%	4.25%
Fixed interest rate | 500 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																5.13%					5.13%	5.13%
Fixed interest rate | 1.0 billion Unsecured Bonds, Due in 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																5.25%					5.25%	5.25%
Fixed interest rate | €750 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																1.00%					1.00%	1.00%
Fixed interest rate | €750 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																1.75%					1.75%	1.75%
Fixed interest rate | €600 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																2.88%					2.88%	2.88%
Fixed interest rate | €500 million Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																3.00%					3.00%	3.00%
Fixed interest rate | 1.5 billion Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																5.50%					5.50%	5.50%
Fixed interest rate | 1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																6.25%					6.25%	6.25%
Fixed interest rate | EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																1.16%					1.16%	1.16%
PJSC ArcelorMittal Kryvyi Rih | EBRD Facility, Floating, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount																																							$ 175,000,000
Borrowings																$ 175,000,000
Notional amount, uncommitted amount																																							$ 175,000,000
ArcelorMittal South Africa Ltd. (AMSA) | 4.5 Billion ZAR Revolving Borrowing Base Finance Facility, Due in 2020
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity | R																																								R 4,500,000,000
Borrowings																81,000,000						R 1,200,000,000
Net investment hedge
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities																$ 7,818,000,000	$ 6,019,000,000				€ 6,922,000,000
Hedged item, assets | €																					€ 8,070,000,000
Transactions related to borrowings | 7.0 billion Term Facility, Due in 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,046,000,000
Proceeds from current borrowings	$ 475,000,000
Transactions related to borrowings | 1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.25%
Extinguishment of debt, amount		$ 659,000,000
Transactions related to borrowings | €100 million Bilateral Term Loan, Due in 2023
Disclosure of detailed information about borrowings [line items]
Borrowings																			$ 110,000,000	€ 100,000,000